UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018
Date of reporting period: December 31, 2018

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2018

ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, and if your insurance carrier elects to participate, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary or the administrator of your variable insurance product to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary or the administrator of your variable insurance product to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with that financial intermediary or administrator.

Over 50 Years of Reliable Investing™

DAVIS VALUE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Exhibit F will replace Form N-Q.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Value Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the twelve-month period ended December 31, 2018 (the “period”). The Fund delivered a total return of (13.60)%, versus a (4.38)% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Health Care (up 6%), Consumer Discretionary (up 5%), and Utilities (up 4%). The sectors within the S&P 500® that reported the weakest performance were Energy (down 18%), Materials (down 15%), and Industrials (down 13%).

Detractors from Performance
The Fund’s holdings in the weakest performing sector within the S&P 500®, Energy, were the most significant detractor2 from relative performance and were also an important absolute detractor. Stock selection was the primary factor in the Fund’s underperformance relative to the S&P 500® (down 38%, compared with down 18%). Apache3 (down 36%) and Encana (down 56%) hindered performance.

Absolute performance was most negatively impacted by the Fund’s Financials holdings (down 11%). The Fund had an average weighting of 33% of its net assets in this sector. Wells Fargo (down 22%), the third-largest holding, and Capital One (down 23%) were laggards.

The Fund’s stock selection in both the Consumer Discretionary (down 10%, versus up 5%) and the Information Technology (down 6%, compared with down 1%) sectors hindered its performance relative to the S&P 500®. Adient (down 80%), a Consumer Discretionary holding, was the top detractor for the period and New Oriental Education & Technology Group (down 39%), also from the Consumer Discretionary sector, held back results. The Fund established a position in New Oriental Education & Technology Group during the first half of the period.

During the period, a new sector was launched, Communication Services. The Fund’s Communication Services holdings detracted on an absolute and relative basis (down 31%, versus down 12%), primarily due to Alphabet (down less than 1% in 2018) and Facebook (down 26% in 2018), two companies that moved from the Information Technology sector at the time of launch. Alphabet returned -13% after its move to Communication Services. Naspers (down 28% in 2018) was also a weak performer.

Within the Industrials sector, the Fund’s holdings of General Electric (down 43%) and United Technologies (down 15%) weakened returns. General Electric was purchased during the period.

The Fund ended the period with 18% of its net assets in foreign securities. The Fund’s foreign securities underperformed its domestic holdings (down 21%, versus down 12%).

Contributors to Performance
The Fund’s performance benefited from its holdings in repurchase agreements. The Fund ended the period with approximately 4% of its net assets in repurchase agreements. Additionally, when compared to the S&P 500®, it was helpful that the Fund did not hold any securities in the Consumer Staples sector.

Apart from the Fund’s repurchase agreement position and lack of Consumer Staples, when compared to the Index, each sector of the Fund was a detractor. For this reason, the following discussion is focused almost entirely on absolute performance and contributions thereto.

The Fund benefited on an absolute basis from its Health Care and Information Technology holdings. Aetna (up 19%), the second-top contributor, and Express Scripts Holding (up less than 1%), both from the Health Care sector, contributed to performance. As noted above, Alphabet was classified as a Communication Services holding at the end of the period but contributed heavily to Information Technology’s performance by returning 14% while classified in that sector. Microsoft (up 21%) also boosted performance. Aetna merged into CVS Health and Express Scripts Holding was sold during the period.

A number of notable contributors during the period came from the Consumer Discretionary sector, including Amazon (up 28%), the top contributor and fourth-largest holding, Aptiv (up 21%), Liberty TripAdvisor (up 69%), and Delphi Technologies (up 10%). Safran (up 28%), an Industrials holding, Occidental Petroleum (up 16%) from the Energy sector, and Berkshire Hathaway (up 3%), a Financials holding, also generated strong gains. Aptiv, Delphi Technologies, Safran, and Occidental Petroleum were sold during the period.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2018, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3 This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2008

Average Annual Total Return for periods ended December 31, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	(13.60)%	5.01%	10.56%	5.09%	0.64%	0.64%
Standard & Poor’s 500® Index	(4.38)%	8.49%	13.11%	5.10%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2018

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/18 Net Assets)		(% of 12/31/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	77.40%	Diversified Financials	20.59%	5.32%
Common Stock (Foreign)	15.23%	Media & Entertainment	16.07%	7.96%
Preferred Stock (Foreign)	3.09%	Banks	15.23%	5.66%
Short-Term Investments	4.24%	Retailing	12.64%	6.44%
Other Assets & Liabilities	0.04%	Capital Goods	11.35%	6.45%
	100.00%	Information Technology	7.86%	20.11%
		Energy	5.86%	5.31%
		Insurance	2.94%	2.38%
		Consumer Services	2.44%	1.87%
		Materials	2.24%	2.73%
		Health Care	1.42%	15.53%
		Automobiles & Components	0.78%	0.51%
		Consumer Durables & Apparel	0.58%	1.11%
		Other	–	18.62%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/18 Net Assets)

Alphabet Inc.*	Media & Entertainment	8.73%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.78%
Wells Fargo & Co.	Banks	5.64%
Amazon.com, Inc.	Retailing	5.42%
Capital One Financial Corp.	Consumer Finance	4.86%
Bank of New York Mellon Corp.	Capital Markets	4.55%
JPMorgan Chase & Co.	Banks	4.41%
United Technologies Corp.	Capital Goods	4.32%
Facebook, Inc., Class A	Media & Entertainment	3.91%
American Express Co.	Consumer Finance	3.52%

*Alphabet Inc. holding includes Class A and Class C.

4

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2018

New Positions Added (01/01/18-12/31/18)
(Highlighted positions are those greater than 2.00% of the Fund’s 12/31/18 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/18 Net Assets
Applied Materials, Inc.	Semiconductors & Semiconductor
	Equipment	07/09/18	2.56%
CVS Health Corp.	Health Care Equipment & Services	11/29/18	1.36%
Danske Bank A/S	Banks	09/26/18	1.25%
DBS Group Holdings Ltd.	Banks	04/09/18	1.59%
General Electric Co.	Capital Goods	07/05/18	1.95%
Magnolia Oil & Gas Corp., Class A	Energy	07/30/18	1.04%
New Oriental Education & Technology
Group, Inc., ADR	Consumer Services	01/24/18	2.33%
U.S. Bancorp	Banks	06/18/18	1.69%

Positions Closed (01/01/18-12/31/18)
(Gains and losses greater than $1,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Aetna Inc.	Health Care Equipment & Services	11/29/18	$4,050,500
Aptiv PLC	Automobiles & Components	06/12/18	1,138,289
Axalta Coating Systems Ltd.	Materials	06/28/18	316,225
Cabot Oil & Gas Corp.	Energy	07/09/18	(850,556)
CommerceHub, Inc., Series A	Media & Entertainment	05/22/18	32,530
CommerceHub, Inc., Series C	Media & Entertainment	05/22/18	65,054
Delphi Technologies PLC	Automobiles & Components	01/29/18	212,096
Express Scripts Holding Co.	Health Care Equipment & Services	02/14/18	2,666,035
Fang Holdings Ltd., Class A, ADR	Media & Entertainment	05/10/18	(467,922)
FedEx Corp.	Transportation	05/21/18	982,161
Occidental Petroleum Corp.	Energy	07/31/18	599,485
Safran S.A.	Capital Goods	11/07/18	3,433,816

5

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2018. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (07/01/18-12/31/18)
Actual	$1,000.00	$848.16	$2.98
Hypothetical	$1,000.00	$1,021.98	$3.26

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.64%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2018

	Shares	Value (Note 1)
COMMON STOCK – (92.63%)
COMMUNICATION SERVICES – (15.39%)
Media & Entertainment – (15.39%)
Alphabet Inc., Class A *	5,890	$6,154,814
Alphabet Inc., Class C *	10,403	10,773,451
Facebook, Inc., Class A *	57,870	7,586,178
GCI Liberty, Inc., Class A *	9,709	399,623
Liberty Global plc, Series C *	60,210	1,242,734
Liberty Latin America Ltd., Class C *	20,595	300,069
Liberty TripAdvisor Holdings, Inc., Series A *	8,978	142,661
Naspers Ltd. - N (South Africa)	16,180	3,252,610
Total Communication Services		29,852,140
CONSUMER DISCRETIONARY – (12.65%)
Automobiles & Components – (0.75%)
Adient plc	96,633	1,455,293
Consumer Durables & Apparel – (0.56%)
Hunter Douglas N.V. (Netherlands)	16,269	1,084,860
Consumer Services – (2.33%)
New Oriental Education & Technology Group, Inc., ADR (China)*	82,580	4,526,210
Retailing – (9.01%)
Alibaba Group Holding Ltd., ADR (China)*	31,130	4,266,989
Amazon.com, Inc. *	7,006	10,522,802
Booking Holdings Inc. *	1,055	1,817,153
Liberty Expedia Holdings, Inc., Series A *	6,473	253,159
Qurate Retail, Inc., Series A *	31,664	618,081
		17,478,184
Total Consumer Discretionary		24,544,547
ENERGY – (5.61%)
Apache Corp.	255,100	6,696,375
Encana Corp. (Canada)	374,430	2,164,205
Magnolia Oil & Gas Corp., Class A *	179,804	2,015,603
Total Energy		10,876,183
FINANCIALS – (37.10%)
Banks – (14.58%)
Danske Bank A/S (Denmark)	122,220	2,417,580
DBS Group Holdings Ltd. (Singapore)	177,360	3,082,768
JPMorgan Chase & Co.	87,688	8,560,102
U.S. Bancorp	71,840	3,283,088
Wells Fargo & Co.	237,314	10,935,429
		28,278,967
Diversified Financials – (19.71%)
Capital Markets – (4.55%)
Bank of New York Mellon Corp.	187,360	8,819,035
Consumer Finance – (8.38%)
American Express Co.	71,539	6,819,098
Capital One Financial Corp.	124,810	9,434,388
		16,253,486

7

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2018

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.78%)
Berkshire Hathaway Inc., Class A *	43	$13,158,000
		38,230,521
Insurance – (2.81%)
Multi-line Insurance – (1.01%)
Loews Corp.	42,980	1,956,449
Property & Casualty Insurance – (1.80%)
Chubb Ltd.	19,260	2,488,007
Markel Corp. *	980	1,017,289
		3,505,296
		5,461,745
Total Financials		71,971,233
HEALTH CARE – (1.36%)
Health Care Equipment & Services – (1.36%)
CVS Health Corp.	40,222	2,635,345
Total Health Care		2,635,345
INDUSTRIALS – (10.86%)
Capital Goods – (10.86%)
Ferguson PLC (United Kingdom)	70,494	4,507,857
General Electric Co.	498,610	3,774,478
Johnson Controls International plc	146,279	4,337,172
Orascom Construction PLC (United Arab Emirates)	14,625	87,750
United Technologies Corp.	78,630	8,372,522
Total Industrials		21,079,779
INFORMATION TECHNOLOGY – (7.52%)
Semiconductors & Semiconductor Equipment – (5.08%)
Applied Materials, Inc.	151,900	4,973,206
Texas Instruments Inc.	51,780	4,893,210
		9,866,416
Software & Services – (2.44%)
Microsoft Corp.	31,910	3,241,099
Oracle Corp.	33,000	1,489,950
		4,731,049
Total Information Technology		14,597,465
MATERIALS – (2.14%)
LafargeHolcim Ltd. (Switzerland)	86,768	3,562,018
OCI N.V. (Netherlands)*	29,250	596,870
Total Materials		4,158,888
TOTAL COMMON STOCK – (Identified cost $135,045,570)		179,715,580
PREFERRED STOCK – (3.09%)
CONSUMER DISCRETIONARY – (3.09%)
Retailing – (3.09%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	5,995,896
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		5,995,896

8

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2018

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (4.24%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 3.05%, 01/02/19, dated 12/31/18, repurchase value of $3,262,553 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.25%, 01/15/19-09/20/68, total market value $3,327,240)	$3,262,000	$3,262,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.90%, 01/02/19, dated 12/31/18, repurchase value of $266,043 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.625%, 12/31/23, total market value $271,320)	266,000	266,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.00%, 01/02/19, dated 12/31/18, repurchase value of $783,131 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.04%, 04/01/24-12/01/47, total market value $798,660)	783,000	783,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 3.21%, 01/02/19, dated 12/31/18, repurchase value of $3,914,698 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 10/01/25-08/01/48, total market value $3,992,280)	3,914,000	3,914,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,225,000)	8,225,000
	Total Investments – (99.96%) – (Identified cost $147,230,149)		193,936,476
	Other Assets Less Liabilities – (0.04%)		70,619
		Net Assets – (100.00%)	$194,007,095

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

9

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2018

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$193,936,476
Cash	5,134
Receivables:
Capital stock sold	186,365
Dividends and interest	84,371
Prepaid expenses	7,732
Total assets	194,220,078
LIABILITIES:
Payables:
Capital stock redeemed	59,930
Accrued audit fees	15,961
Accrued custodian fees	26,700
Accrued investment advisory fee	95,693
Other accrued expenses	14,699
Total liabilities	212,983
NET ASSETS	$194,007,095
SHARES OUTSTANDING	28,141,224
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$6.89
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$28,141

Additional paid-in capital	142,594,921

Distributable earnings	51,384,033
Net Assets	$194,007,095

*Including:
Cost of investments	$147,230,149

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2018

INVESTMENT INCOME:
Income:
Dividends*		$3,464,669
Interest		101,273
Total income		3,565,942
Expenses:
Investment advisory fees (Note 3)	$1,308,435
Custodian fees	60,739
Transfer agent fees	14,736
Audit fees	23,148
Legal fees	7,757
Accounting fees (Note 3)	8,000
Reports to shareholders	8,815
Directors’ fees and expenses	73,326
Registration and filing fees	48
Miscellaneous	20,155
Total expenses		1,525,159
Net investment income		2,040,783
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		31,628,082
Foreign currency transactions		(6,404)
Net realized gain		31,621,678
Net decrease in unrealized appreciation		(63,334,795)
Net realized and unrealized loss on investments and foreign currency transactions		(31,713,117)
Net decrease in net assets resulting from operations		$(29,672,334)

*Net of foreign taxes withheld of		$24,073

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2018	2017*
OPERATIONS:
Net investment income	$2,040,783	$1,818,229
Net realized gain from investments and foreign currency transactions	31,621,678	28,006,767
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(63,334,795)	21,400,155
Net increase (decrease) in net assets resulting from operations	(29,672,334)	51,225,151
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(41,857,203)	(22,163,286)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	11,504,217	(24,372,813)
Total increase (decrease) in net assets	(60,025,320)	4,689,052
NET ASSETS:
Beginning of year	254,032,415	249,343,363
End of year	$194,007,095	$254,032,415

*Includes dividends and distributions to shareholders from net investment income $(1,827,900) and realized gains from investment transactions $(20,335,386). End of year net assets includes undistributed net investment income $237,074.

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$29,852,140	$–	$–	$29,852,140
Consumer Discretionary	24,544,547	–	–	24,544,547
Energy	10,876,183	–	–	10,876,183
Financials	71,971,233	–	–	71,971,233
Health Care	2,635,345	–	–	2,635,345
Industrials	21,079,779	–	–	21,079,779
Information Technology	14,597,465	–	–	14,597,465
Materials	4,158,888	–	–	4,158,888
Preferred Stock:
Consumer Discretionary	–	–	5,995,896	5,995,896
Short-term securities	–	8,225,000	–	8,225,000
Total Investments	$179,715,580	$8,225,000	$5,995,896	$193,936,476

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2018. The net decrease in unrealized appreciation during the period on Level 3 securities still held at December 31, 2018 was $(571,492). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance January 1, 2018	Cost of Purchases	Net Decrease in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance December 31, 2018
Investments in Securities:
Preferred Stock	$6,567,388	$–	$(571,492)	$–	$–	$5,995,896
Total Level 3	$6,567,388	$–	$(571,492)	$–	$–	$5,995,896

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	December 31, 2018	Technique	Input	Amount	an Increase in Input
Investments in Securities:
Preferred Stock	$5,995,896	Market Approach	Transaction Price	$46.50	Increase
Total Level 3	$5,995,896

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund’s investment. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2015.

At December 31, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$69,772,526
Unrealized depreciation	(24,301,039)
Net unrealized appreciation	$45,471,487
Aggregate cost	$148,464,989

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders – (Continued)

The tax character of distributions paid during the years ended December 31, 2018 and 2017 was as follows:

	2018	2017
Ordinary income	$1,982,710	$1,827,900
Long-term capital gain	39,874,493	20,335,386
Total	$41,857,203	$22,163,286

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$416,580
Undistributed long-term capital gain	5,619,124
Net unrealized appreciation on investments and foreign currency transactions	45,471,487
Total	$51,507,191

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2018 were $53,092,404 and $82,158,691, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2019.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2018 amounted to $8,000.

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 4 - CAPITAL STOCK

At December 31, 2018, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	1,198,466	6,119,474	(4,111,979)	3,205,961
Value:	$11,768,533	$41,857,203	$(42,121,519)	$11,504,217

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	497,879	2,172,871	(5,150,910)	(2,480,160)
Value:	$4,991,218	$22,163,286	$(51,527,317)	$(24,372,813)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2018.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2018, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $5,995,896 or 3.09% of the Fund’s net assets as of December 31, 2018. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2018
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$46.50

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2018, the Fund declared and paid long-term capital gain distributions in the amount of $39,874,493.

During the calendar year ended December 31, 2018, $1,982,710 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $1,982,710 or 100% as income qualifying for the corporate dividends-received deduction.

17

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.19	$9.10	$9.62	$11.32	$13.48
Income (Loss) from Investment Operations:
Net Investment Income	0.09[a]	0.07[a]	0.07[a]	0.10	0.12
Net Realized and Unrealized Gains (Losses)	(1.49)	1.99	1.09	0.10	0.73
Total from Investment Operations	(1.40)	2.06	1.16	0.20	0.85
Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.08)	(0.13)	(0.09)	(0.13)
Distributions from Realized Gains	(1.81)	(0.89)	(1.55)	(1.81)	(2.88)
Total Dividends and Distributions	(1.90)	(0.97)	(1.68)	(1.90)	(3.01)
Net Asset Value, End of Period	$6.89	$10.19	$9.10	$9.62	$11.32
Total Return[b]	(13.60)%	22.63%	11.88%	1.60%	6.06%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$194,007	$254,032	$249,343	$321,746	$365,125
Ratio of Expenses to Average Net Assets:
Gross	0.64%	0.64%	0.62%	0.62%	0.62%
Net[c]	0.64%	0.64%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.72%	0.78%	0.86%	0.82%
Portfolio Turnover Rate[d]	23%	12%	18%	27%	26%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the “Fund”), including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 7, 2019

19

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two
portfolios) since 1998; Trustee, Clipper Funds Trust
(consisting of one portfolio) since 2014; Lead
Independent Director, Graham Holdings Company
(educational and media company); Director, The Coca
Cola Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

20

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2018

ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, and if your insurance carrier elects to participate, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary or the administrator of your variable insurance product to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary or the administrator of your variable insurance product to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with that financial intermediary or administrator.

Over 50 Years of Reliable Investing™

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Exhibit F will replace Form N-Q.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the twelve-month period ended December 31, 2018 (the “period”). The Fund delivered a total return of (10.67)%, versus a (4.38)% return for the S&P 500®. The Financials sector1 holdings for both the Fund and the S&P 500® produced negative returns during the period (both down 11%). The sectors within the S&P 500® that reported the strongest performance were Health Care (up 6%), Consumer Discretionary (up 5%), and Utilities (up 4%). The sectors within the S&P 500® that reported the weakest performance were Energy (down 18%), Materials (down 15%), and Industrials (down 13%).

Detractors from Performance
The Fund’s Capital Market securities were the most substantial detractor2 from performance. The Fund’s significant overweight position in Capital Markets securities (21%, versus 3% for the S&P 500®) and its weaker stock choices (down 20%, versus down 15% for the S&P 500®) hindered both absolute and relative performance. Julius Baer3 (down 41%), Goldman Sachs (down 34%), State Street (down 34%), and Bank of New York Mellon (down 11%) all hindered the Fund’s performance.

The Fund’s Bank holdings hindered performance. Four of the Fund’s Bank securities were among the top laggards for the period, including Wells Fargo (down 22%), U.S. Bancorp (down 12%), DNB ASA (down 14%), and Bank of N.T. Butterfield & Son (down 14%). DNB ASA and Bank of N.T. Butterfield & Son were both acquired during the period. U.S. Bancorp was the largest position at the end of the period representing 7.60% of net assets.

Likewise, the Fund’s performance was negatively impacted by the Fund’s position in Consumer Finance holdings. While the Fund’s Consumer Finance holdings outperformed those of the S&P 500®, they still produced negative returns (down 13%, compared with down 17%). Capital One (down 23%) was the top detractor for the period.

Markel (down 9%), an Insurance holding, hindered performance, and the Fund’s foreign holdings significantly underperformed its domestic holdings (down 17%, compared to down 9%).

Contributors to Performance
The Fund’s Diversified Financial Services holdings were the most significant contributor to performance during the period. The Fund benefited from its stronger returns in this industry (up 11%, versus up 7% for the S&P 500®). Visa (up 16%) was the top contributor for the period. Berkshire Hathaway (up 3%), the Fund’s second-largest holding at the end of the period, also aided absolute performance.

A number of the Fund’s Insurance holdings were key contributors, including Alleghany (up 6%), Everest Re Group (up 1%), Swiss Re AG (up 3%), and Marsh & McLennan (up 2%). The Fund no longer owns Marsh & McLennan. While KKR, a Capital Markets holding, was down 4% for the year, it was a key contributor as the Fund sold a large number of shares for a profit during the period.

The Fund had an average weighting of 4% of its assets in repurchase agreements, which helped performance.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: common stock risk, credit risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2018, unless otherwise noted.
[1]	The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
[2]	A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
[3]	This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500®
Index over 10 years for an investment made on December 31, 2008

Average Annual Total Return for periods ended December 31, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	(10.67)%	7.36%	12.37%	5.31%	0.69%	0.69%
Standard & Poor’s 500® Index	(4.38)%	8.49%	13.11%	5.10%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2018

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/18 Net Assets)		(% of 12/31/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.59%	Diversified Financials	41.72%	5.32%
Common Stock (Foreign)	15.99%	Banks	31.01%	5.66%
Short-Term Investments	1.39%	Insurance	24.06%	2.38%
Other Assets & Liabilities	0.03%	Media & Entertainment	3.21%	7.96%
	100.00%	Information Technology	–	20.11%
		Health Care	–	15.53%
		Capital Goods	–	6.45%
		Retailing	–	6.44%
		Energy	–	5.31%
		Food, Beverage & Tobacco	–	4.00%
		Other	–	20.84%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/18 Net Assets)

U.S. Bancorp	Banks	7.60%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	7.44%
Capital One Financial Corp.	Consumer Finance	6.23%
Markel Corp.	Property & Casualty Insurance	5.85%
American Express Co.	Consumer Finance	5.78%
Bank of New York Mellon Corp.	Capital Markets	5.44%
JPMorgan Chase & Co.	Banks	5.06%
Wells Fargo & Co.	Banks	4.87%
Chubb Ltd.	Property & Casualty Insurance	4.83%
Loews Corp.	Multi-line Insurance	4.24%

New Positions Added (01/01/18-12/31/18)
(Highlighted positions are those greater than 2.40% of the Fund’s 12/31/18 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/18 Net Assets
Bank of N.T. Butterfield & Son Ltd.	Banks	01/08/18	2.47%
Blackstone Group L.P.	Capital Markets	02/14/18	1.05%
Danske Bank A/S	Banks	09/18/18	0.88%
DNB ASA	Banks	02/22/18	3.98%
Greenlight Capital Re, Ltd., Class A	Reinsurance	06/28/18	0.72%
Oaktree Capital Group LLC, Class A	Capital Markets	02/21/18	2.32%

Positions Closed (01/01/18-12/31/18)
(Gains greater than $450,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain
American International Group, Inc.	Multi-line Insurance	07/23/18	$323,760
Brookfield Asset Management Inc., Class A	Capital Markets	06/20/18	1,070,693
Brookfield Business Partners L.P.	Capital Goods	06/15/18	13,990
Cielo S.A.	Software & Services	06/15/18	12,233
ICICI Bank Ltd., ADR	Banks	06/15/18	193,242
Marsh & McLennan Cos, Inc.	Insurance Brokers	10/25/18	458,608
Trisura Group Ltd.	Property & Casualty Insurance	06/15/18	3,137

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2018. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (07/01/18-12/31/18)
Actual	$1,000.00	$904.96	$3.31
Hypothetical	$1,000.00	$1,021.73	$3.52

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.69%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2018

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.58%)
COMMUNICATION SERVICES – (3.16%)
Media & Entertainment – (3.16%)
Alphabet Inc., Class A *	740	$773,271
Alphabet Inc., Class C *	1,135	1,175,417
	Total Communication Services	1,948,688
FINANCIALS – (95.42%)
Banks – (30.57%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	48,510	1,520,788
Danske Bank A/S (Denmark)	27,410	542,185
DBS Group Holdings Ltd. (Singapore)	122,651	2,131,848
DNB ASA (Norway)	153,530	2,453,035
JPMorgan Chase & Co.	32,000	3,123,840
PNC Financial Services Group, Inc.	11,960	1,398,244
U.S. Bancorp	102,590	4,688,363
Wells Fargo & Co.	65,170	3,003,034
		18,861,337
Diversified Financials – (41.13%)
Capital Markets – (20.51%)
Bank of New York Mellon Corp.	71,320	3,357,032
Blackstone Group L.P.	21,800	649,858
Charles Schwab Corp.	18,500	768,305
Goldman Sachs Group, Inc.	10,520	1,757,366
Julius Baer Group Ltd. (Switzerland)	48,914	1,742,272
KKR & Co. Inc., Class A	58,970	1,157,581
Oaktree Capital Group LLC, Class A	36,010	1,431,398
State Street Corp.	28,350	1,788,034
		12,651,846
Consumer Finance – (12.01%)
American Express Co.	37,400	3,564,968
Capital One Financial Corp.	50,840	3,842,996
		7,407,964
Diversified Financial Services – (8.61%)
Berkshire Hathaway Inc., Class A *	15	4,590,000
Visa Inc., Class A	5,470	721,712
		5,311,712
		25,371,522
Insurance – (23.72%)
Multi-line Insurance – (4.24%)
Loews Corp.	57,400	2,612,848
Property & Casualty Insurance – (10.68%)
Chubb Ltd.	23,096	2,983,541
Markel Corp. *	3,475	3,607,224
		6,590,765
Reinsurance – (8.80%)
Alleghany Corp.	3,140	1,957,225
Everest Re Group, Ltd.	7,140	1,554,806
Greenlight Capital Re, Ltd., Class A *	51,500	443,930

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2018

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	16,090	$1,475,258
			5,431,219
			14,634,832
		Total Financials	58,867,691
	TOTAL COMMON STOCK – (Identified cost $43,943,425)		60,816,379
SHORT-TERM INVESTMENTS – (1.39%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 3.05%, 01/02/19, dated 12/31/18, repurchase value of $339,057 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.25%, 01/15/19-09/20/68, total market value $345,780)	$339,000	339,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.90%, 01/02/19, dated 12/31/18, repurchase value of $28,005 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.625%, 12/31/23, total market value $28,560)	28,000	28,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.00%, 01/02/19, dated 12/31/18, repurchase value of $81,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 04/01/22-07/01/47, total market value $82,620)	81,000	81,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 3.21%, 01/02/19, dated 12/31/18, repurchase value of $406,072 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 11/01/25-12/01/38, total market value $414,120)	406,000	406,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $854,000)		854,000
	Total Investments – (99.97%) – (Identified cost $44,797,425)		61,670,379
	Other Assets Less Liabilities – (0.03%)		21,356
	Net Assets – (100.00%)		$61,691,735

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2018

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$61,670,379
Cash	327
Receivables:
Capital stock sold	18,752
Dividends and interest	84,587
Prepaid expenses	2,188
Total assets	61,776,233
LIABILITIES:
Payables:
Capital stock redeemed	20,109
Accrued audit fees	13,935
Accrued custodian fees	10,975
Accrued investment advisory fee	30,851
Other accrued expenses	8,628
Total liabilities	84,498
NET ASSETS	$61,691,735
SHARES OUTSTANDING	5,343,241
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.55
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$5,343
Additional paid-in capital	44,004,791
Distributable earnings	17,681,601
Net Assets	$61,691,735

*Including:
Cost of investments	$44,797,425

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2018

INVESTMENT INCOME:
Income:
Dividends*		$1,424,137
Interest		52,517
Total income		1,476,654
Expenses:
Investment advisory fees (Note 3)	$406,169
Custodian fees	28,288
Transfer agent fees	10,657
Audit fees	20,445
Legal fees	2,400
Accounting fees (Note 3)	2,000
Reports to shareholders	3,356
Directors’ fees and expenses	24,863
Registration and filing fees	15
Miscellaneous	12,806
Total expenses		510,999
Net investment income		965,655
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		9,913,726
Foreign currency transactions		(3,798)
Net realized gain		9,909,928
Net decrease in unrealized appreciation		(18,677,699)
Net realized and unrealized loss on investments and foreign currency transactions		(8,767,771)
Net decrease in net assets resulting from operations		$(7,802,116)

*Net of foreign taxes withheld of		$30,444

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2018	2017*
OPERATIONS:
Net investment income	$965,655	$527,239
Net realized gain from investments and foreign currency transactions	9,909,928	5,612,375
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(18,677,699)	7,645,217
Net increase (decrease) in net assets resulting from operations	(7,802,116)	13,784,831
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(10,113,630)	(6,839,331)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	4,229,381	(1,332,761)
Total increase (decrease) in net assets	(13,686,365)	5,612,739
NET ASSETS:
Beginning of year	75,378,100	69,765,361
End of year	$61,691,735	$75,378,100

*Includes dividends and distributions to shareholders from net investment income $(512,393) and realized gains from investment transactions $(6,326,938). End of year net assets including distributions in excess of net investment income $(22,123).

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$1,948,688	$–	$–	$1,948,688
Financials	58,867,691	–	–	58,867,691
Short-term securities	–	854,000	–	854,000
Total Investments	$60,816,379	$854,000	$–	$61,670,379

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2015.

At December 31, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$18,638,470
Unrealized depreciation	(1,946,555)
Net unrealized appreciation	$16,691,915
Aggregate cost	$44,978,464

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors’ deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

The tax character of distributions paid during the years ended December 31, 2018 and 2017 was as follows:

	2018	2017
Ordinary income	$1,292,050	$637,150
Long-term capital gain	8,821,580	6,202,181
Total	$10,113,630	$6,839,331

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$151,358
Undistributed long-term capital gain	864,100
Net unrealized appreciation on investments and foreign currency transactions	16,691,882
Total	$17,707,340

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2018 were $16,094,291 and $18,659,001, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2019.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2018 amounted to $2,000.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 4 - CAPITAL STOCK

At December 31, 2018, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	858,859	885,607	(1,263,306)	481,160
Value:	$13,637,652	$10,113,630	$(19,521,901)	$4,229,381

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	496,470	441,248	(1,049,527)	(111,809)
Value:	$7,738,356	$6,839,331	$(15,910,448)	$(1,332,761)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2018.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2018, the Fund declared and paid long-term capital gain distributions in the amount of $8,821,580.

During the calendar year ended December 31, 2018, $1,292,050 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $722,292 or 56% as income qualifying for the corporate dividends-received deduction.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.50	$14.03	$13.31	$14.98	$15.08
Income (Loss) from Investment Operations:
Net Investment Income	0.21	0.12	0.14	0.13	0.17
Net Realized and Unrealized Gains (Losses)	(1.89)	2.89	1.76	0.20	1.79
Total from Investment Operations	(1.68)	3.01	1.90	0.33	1.96
Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.12)	(0.14)	(0.14)	(0.20)
Distributions from Realized Gains	(2.07)	(1.42)	(1.04)	(1.86)	(1.86)
Total Dividends and Distributions	(2.27)	(1.54)	(1.18)	(2.00)	(2.06)
Net Asset Value, End of Period	$11.55	$15.50	$14.03	$13.31	$14.98
Total Return[a]	(10.67)%	21.42%	14.25%	2.01%	12.85%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$61,692	$75,378	$69,765	$67,541	$77,859
Ratio of Expenses to Average Net Assets:
Gross	0.69%	0.72%	0.70%	0.68%	0.68%
Net[b]	0.69%	0.72%	0.65%	0.68%	0.68%
Ratio of Net Investment Income to Average Net Assets	1.31%	0.75%	1.04%	0.82%	0.96%
Portfolio Turnover Rate[c]	23%	14%	12%	12%	32%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the “Fund”), including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 7, 2019

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial
construction and engineering); Lead Independent
Director, Fifth Third Bancorp (diversified financial
services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two
portfolios) since 1998; Trustee, Clipper Funds Trust
(consisting of one portfolio) since 2014; Lead
Independent Director, Graham Holdings Company
(educational and media company); Director, The
Coca Cola Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

18

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis FUNDS

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2018

ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, and if your insurance carrier elects to participate, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary or the administrator of your variable insurance product to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary or the administrator of your variable insurance product to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with that financial intermediary or administrator.

Over 50 Years of Reliable Investing™

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. Effective March 31, 2019, Form N-PORT Exhibit F will replace Form N-Q.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio performed in line with the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”) for the twelve-month period ended December 31, 2018 (the “period”). The Fund delivered a total return of (4.82)%, versus a (4.80)% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Real Estate Operating Companies (up 9%), Health Care REITs (up 8%), and Residential REITs (up 3%). The sub-industries within the Wilshire Index that reported the weakest performance were Hotel & Resort REITs (down 14%), Office REITs (down 14%), and Retail REITs (down 10%).

Contributors to Performance
The Fund’s holdings in the Residential REITs sub-industry made the most significant contribution2 to absolute performance, returning approximately 3%. Top performers for the period included Education Realty Trust3 (up 28%), AvalonBay Communities (up 1%), the second-largest holding at the end of the period, and Equity Residential (up 7%). Education Realty Trust was a new position acquired during the period that was subsequently liquidated as part of a merger.

On a relative basis, the Fund benefited most from its Hotel & Resort REITs sub-industry holdings. Stock selection and an underweight position were primary factors in the Fund’s outperformance relative to the Wilshire Index in this sector (2% average weighting and down 6% versus 7% average weighting and down 14% for the Wilshire Index). LaSalle Hotel Properties (up 45%) aided Fund performance. LaSalle Hotel Properties was purchased, and subsequently sold, during the period.

Industrial REITs helped the Fund’s performance relative to the Wilshire Index due to its stronger stock selection (down less than 1%, compared with down 4%) and slightly overweight position (14% average weighting, versus 9% for the Wilshire Index). DCT Industrial Trust (up 14%), which merged into Prologis during the period, aided performance.

Diversified REITs (up 6%) helped the Fund’s absolute return. Specialized REITs boosted the Fund’s performance relative to the Wilshire Index due to its slightly overweight position (20%, versus 17% average weighting) and stronger stock selection (down 5%, versus down 7%). Forest City Realty Trust (up 6%) from the Diversified REITs category and Extra Space Storage (up 7%), Life Storage (up 9%), and CubeSmart (up 3%), all from the Specialized REITs category, were top contributors. The Fund no longer owns Forest City Realty Trust.

A new Health Care REIT holding, HCP, was up 22% and was the top contributor for the period.

Detractors from Performance
The Fund’s Office REIT holdings were the most significant detractor from performance on an absolute basis (down 13%). Five of the top ten detractors came from this sub-industry. They include Brandywine Realty Trust (down 26%), Boston Properties (down 11%), Cousins Properties (down 13%), SL Green Realty (down 19%), and Hudson Pacific Properties (down 13%).

On a relative basis, the most important detractor from the Fund’s performance was its lower average weighting (3% average weight, compared with 11% average weight for the Wilshire Index) in Health Care REIT securities. No individual Health Care REIT security was among the Fund’s top detractors during the period.

Likewise, no Real Estate Operating Company holding was among the top detractors for the period, however the Fund’s holdings in this sub-industry underperformed those of the Wilshire Index (down 17%, versus up 9%), which made this a key detractor from relative performance.

Retail REITs negatively impacted the Fund’s absolute results (down 9%). A number of securities from within this sub-industry were laggards, including Acadia Realty Trust (down 9%), Retail Opportunity Investments (down 17%), and Regency Centers (down 12%).

Specialized REITs weighed on the Fund’s absolute performance. Equinix (down 19%), the top detractor for the period and fourth-largest holding at the end of the period, and CatchMark Timber Trust (down 43%) hindered performance. Equinix was a new purchase during the first half of the period.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio’s principal risks are: common stock risk, fees and expenses risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, real estate risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2018, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]	A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
[3]	This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2008

Average Annual Total Return for periods ended December 31, 2018

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	(4.82)%	7.94%	11.26%	7.95%	1.00%	1.00%
Standard & Poor’s 500® Index	(4.38)%	8.49%	13.11%	5.10%
Wilshire U.S. Real Estate Securities Index	(4.80)%	8.17%	12.41%	9.73%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2018

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/18 Net Assets)		(% of 12/31/18 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	97.12%	Residential REITs	22.98%	20.19%
Common Stock (Foreign)	1.30%	Retail REITs	20.85%	16.28%
Preferred Stock	0.32%	Specialized REITs	19.60%	17.01%
Short-Term Investments	1.11%	Office REITs	18.47%	14.26%
Other Assets & Liabilities	0.15%	Industrial REITs	11.42%	9.34%
	100.00%	Health Care REITs	3.12%	12.72%
		Hotel & Resort REITs	2.53%	5.77%
		Diversified REITs	1.03%	3.80%
		Real Estate Operating Companies	–	0.35%
		Hotels, Resorts & Cruise Lines	–	0.28%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/18 Net Assets)

Simon Property Group, Inc.	Retail REITs	7.72%
AvalonBay Communities, Inc.	Residential REITs	6.12%
Prologis, Inc.	Industrial REITs	4.57%
Equinix, Inc.	Specialized REITs	4.15%
Boston Properties, Inc.	Office REITs	3.67%
Public Storage	Specialized REITs	3.46%
Digital Realty Trust, Inc.	Specialized REITs	3.27%
Hudson Pacific Properties, Inc.	Office REITs	3.16%
Essex Property Trust, Inc.	Residential REITs	3.16%
American Campus Communities, Inc.	Residential REITs	3.15%

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2018

New Positions Added (01/01/18-12/31/18)
(Highlighted positions are those greater than 1.50% of the Fund’s 12/31/18 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/18 Net Assets
CoreSite Realty Corp.	Specialized REITs	02/08/18	1.52%
Digital Realty Trust, Inc.	Specialized REITs	01/10/18	3.27%
Education Realty Trust, Inc.	Residential REITs	01/29/18	–
Equinix, Inc.	Specialized REITs	01/10/18	4.15%
Equity LifeStyle Properties, Inc.	Residential REITs	09/14/18	1.25%
HCP, Inc.	Health Care REITs	05/08/18	1.04%
LaSalle Hotel Properties	Hotel & Resort REITs	02/22/18	–
Liberty Property Trust	Diversified REITs	10/24/18	1.02%
Macerich Co.	Retail REITs	12/13/18	0.49%
Mid-America Apartment Communities, Inc.	Residential REITs	09/14/18	0.53%
Ryman Hospitality Properties, Inc.	Hotel & Resort REITs	07/13/18	0.66%
Sun Communities, Inc.	Residential REITs	09/14/18	1.24%
Switch, Inc., Class A	Software & Services	04/03/18	–

Positions Closed (01/01/18-12/31/18)
(Gains and losses greater than $55,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Brookfield Property Partners L.P.	Real Estate Operating Companies	12/12/18	$(13,467)
Cedar Realty Trust Inc.	Retail REITs	01/16/18	(6,720)
CyrusOne Inc.	Specialized REITs	10/25/18	125,030
DDR Corp.	Retail REITs	02/14/18	(24,583)
Education Realty Trust, Inc.	Residential REITs	09/20/18	39,457
Forest City Realty Trust Inc., Class A	Diversified REITs	10/10/18	84,800
GGP Inc.	Retail REITs	08/28/18	(42,078)
InterXion Holding N.V.	Software & Services	01/30/18	122,085
JBG SMITH Properties	Office REITs	08/27/18	19,615
Kite Realty Group Trust	Retail REITs	01/10/18	(23,171)
LaSalle Hotel Properties	Hotel & Resort REITs	06/07/18	35,480
Ramco-Gershenson Properties Trust	Retail REITs	01/12/18	354
Switch, Inc., Class A	Software & Services	08/14/18	(15,414)
Welltower Inc.	Health Care REITs	12/07/18	(55,741)
Weyerhaeuser Co.	Specialized REITs	10/24/18	35,420

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2018. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (07/01/18-12/31/18)
Actual	$1,000.00	$930.74	$4.87
Hypothetical	$1,000.00	$1,020.16	$5.09

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (1.00%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2018

	Shares	Value (Note 1)
COMMON STOCK – (98.42%)
REAL ESTATE – (98.42%)
Equity Real Estate Investment Trusts (REITs) – (98.42%)
Diversified REITs – (1.02%)
Liberty Property Trust	3,060	$128,153
Health Care REITs – (3.08%)
HCP, Inc.	4,690	130,992
Ventas, Inc.	4,360	255,452
		386,444
Hotel & Resort REITs – (2.50%)
Host Hotels & Resorts Inc.	13,840	230,713
Ryman Hospitality Properties, Inc.	1,250	83,362
		314,075
Industrial REITs – (11.27%)
EastGroup Properties, Inc.	690	63,294
First Industrial Realty Trust, Inc.	2,030	58,586
Prologis, Inc.	9,785	574,575
Rexford Industrial Realty, Inc.	12,610	371,616
Terreno Realty Corp.	9,910	348,535
		1,416,606
Office REITs – (18.24%)
Alexandria Real Estate Equities, Inc.	3,260	375,682
Boston Properties, Inc.	4,100	461,455
Brandywine Realty Trust	14,940	192,278
Cousins Properties, Inc.	42,760	337,804
Great Portland Estates PLC (United Kingdom)	19,463	163,506
Hudson Pacific Properties, Inc.	13,670	397,250
SL Green Realty Corp.	1,910	151,043
Vornado Realty Trust	3,420	212,143
		2,291,161
Residential REITs – (22.69%)
American Campus Communities, Inc.	9,560	395,688
American Homes 4 Rent, Class A	3,930	78,011
AvalonBay Communities, Inc.	4,420	769,301
Camden Property Trust	4,430	390,061
Equity LifeStyle Properties, Inc.	1,620	157,351
Equity Residential	5,580	368,336
Essex Property Trust, Inc.	1,620	397,240
Invitation Homes Inc.	3,610	72,489
Mid-America Apartment Communities, Inc.	700	66,990
Sun Communities, Inc.	1,530	155,616
		2,851,083
Retail REITs – (20.27%)
Acadia Realty Trust	15,040	357,350
Brixmor Property Group, Inc.	16,190	237,831
Federal Realty Investment Trust	2,790	329,332
Kimco Realty Corp.	7,060	103,429
Macerich Co.	1,420	61,458
Regency Centers Corp.	5,850	343,278

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2018

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Retail Opportunity Investments Corp.	9,085	$144,270
Simon Property Group, Inc.	5,770	969,302
		2,546,250
Specialized REITs – (19.35%)
CatchMark Timber Trust Inc., Class A	8,954	63,573
CoreSite Realty Corp.	2,190	191,034
Crown Castle International Corp.	3,430	372,601
CubeSmart	3,220	92,382
Digital Realty Trust, Inc.	3,850	410,218
Equinix, Inc.	1,480	521,789
Extra Space Storage Inc.	2,440	220,771
Life Storage, Inc.	1,330	123,677
Public Storage	2,150	435,181
		2,431,226
	Total Real Estate	12,364,998
TOTAL COMMON STOCK – (Identified cost $12,131,561)		12,364,998
PREFERRED STOCK – (0.32%)
REAL ESTATE – (0.32%)
Equity Real Estate Investment Trusts (REITs) – (0.32%)
Retail REITs – (0.32%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,836	19,425
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	2,180	20,841
	Total Real Estate	40,266
TOTAL PREFERRED STOCK – (Identified cost $71,885)		40,266
SHORT-TERM INVESTMENTS – (1.11%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 3.05%, 01/02/19, dated 12/31/18, repurchase value of $55,009 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.25%, 01/15/19-09/20/68, total market value $56,100)	$55,000	55,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.90%, 01/02/19, dated 12/31/18, repurchase value of $5,001 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.625%, 12/31/23, total market value $5,100)	5,000	5,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.00%, 01/02/19, dated 12/31/18, repurchase value of $13,002 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.79%, 07/01/27, total market value $13,260)	13,000	13,000

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2018

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 3.21%, 01/02/19, dated 12/31/18, repurchase value of $66,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 11/01/25-08/01/48, total market value $67,320)	$66,000	$66,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $139,000)		139,000
	Total Investments – (99.85%) – (Identified cost $12,342,446)	12,544,264
	Other Assets Less Liabilities – (0.15%)	19,435
	Net Assets – (100.00%)	$12,563,699

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2018

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$12,544,264
Cash	1,275
Receivables:
Capital stock sold	2,508
Dividends and interest	58,627
Prepaid expenses	460
Total assets	12,607,134
LIABILITIES:
Payables:
Capital stock redeemed	8,117
Accrued audit fees	13,935
Accrued custodian fees	5,500
Accrued investment advisory fee	8,208
Other accrued expenses	7,675
Total liabilities	43,435
NET ASSETS	$12,563,699
SHARES OUTSTANDING	964,673
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.02
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$965

Additional paid-in capital	12,110,247

Distributable earnings	452,487
Net Assets	$12,563,699

*Including:
Cost of investments	$12,342,446

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2018

INVESTMENT INCOME:
Income:
Dividends*		$418,305
Interest		8,752
Total income		427,057
Expenses:
Investment advisory fees (Note 3)	$76,591
Custodian fees	15,271
Transfer agent fees	7,016
Audit fees	20,445
Legal fees	450
Accounting fees (Note 3)	2,000
Reports to shareholders	15
Directors’ fees and expenses	7,308
Registration and filing fees	3
Miscellaneous	10,331
Total expenses		139,430
Net investment income		287,627
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		698,422
Foreign currency transactions		(142)
Net realized gain		698,280
Net decrease in unrealized appreciation		(1,683,897)
Net realized and unrealized loss on investments and foreign currency transactions		(985,617)
Net decrease in net assets resulting from operations		$(697,990)

*Net of foreign taxes withheld of		$349

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2018	2017*
OPERATIONS:
Net investment income	$287,627	$249,639
Net realized gain from investments and foreign currency transactions	698,280	1,139,457
Net decrease in unrealized appreciation on investments and foreign currency transactions	(1,683,897)	(92,451)
Net increase (decrease) in net assets resulting from operations	(697,990)	1,296,645
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(1,014,706)	(710,074)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(1,325,899)	(2,838,936)
Total decrease in net assets	(3,038,595)	(2,252,365)
NET ASSETS:
Beginning of year	15,602,294	17,854,659
End of year*	$12,563,699	$15,602,294

*Includes dividends and distributions to shareholders from net investment income $(198,001) and realized gains from investment transactions $(512,073). End of year net assets including undistributed net investment income $183,220.

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Real Estate	$12,364,998	$–	$–	$12,364,998
Preferred Stock:
Real Estate	40,266	–	–	40,266
Short-term securities	–	139,000	–	139,000
Total Investments	$12,405,264	$139,000	$–	$12,544,264

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2015.

At December 31, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$954,626
Unrealized depreciation	(778,719)
Net unrealized appreciation	$175,907
Aggregate cost	$12,368,357

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

The tax character of distributions paid during the years ended December 31, 2018 and 2017 was as follows:

	2018	2017
Ordinary income	$464,795	$198,001
Long-term capital gain	549,911	512,073
Total	$1,014,706	$710,074

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$169,538
Undistributed long-term capital gain	114,745
Net unrealized appreciation on investments and foreign currency transactions	175,897
Total	$460,180

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2018 were $5,479,819 and $6,629,458, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2019.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2018 amounted to $2,000.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2018

NOTE 4 - CAPITAL STOCK

At December 31, 2018, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	35,768	77,006	(198,628)	(85,854)
Value:	$525,608	$1,014,706	$(2,866,213)	$(1,325,899)

	Year ended December 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	40,639	48,097	(281,463)	(192,727)
Value:	$597,438	$710,074	$(4,146,448)	$(2,838,936)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2018.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2018, the Fund declared and paid long-term capital gain distributions in the amount of $549,911.

During the calendar year ended December 31, 2018, $464,795 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $90 or 0.02% as income qualifying for the corporate dividends-received deduction.

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.85	$14.36	$13.31	$13.31	$10.56
Income (Loss) from Investment Operations:
Net Investment Income	0.30[a]	0.22[a]	0.18[a]	0.14[a]	0.17
Net Realized and Unrealized Gains (Losses)	(1.01)	0.96	1.11	0.08	2.73
Total from Investment Operations	(0.71)	1.18	1.29	0.22	2.90
Dividends and Distributions:
Dividends from Net Investment Income	(0.41)	(0.18)	(0.24)	(0.22)	(0.15)
Distributions from Realized Gains	(0.71)	(0.51)	–	–	–
Total Dividends and Distributions	(1.12)	(0.69)	(0.24)	(0.22)	(0.15)
Net Asset Value, End of Period	$13.02	$14.85	$14.36	$13.31	$13.31

Total Return[b]	(4.82)%	8.25%	9.70%	1.65%	27.54%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,564	$15,602	$17,855	$17,921	$26,137
Ratio of Expenses to Average Net Assets:
Gross	1.00%	0.93%	0.87%	0.85%	0.81%
Net[c]	1.00%	0.93%	0.74%	0.85%	0.81%
Ratio of Net Investment Income to Average Net Assets	2.07%	1.50%	1.29%	1.02%	1.34%
Portfolio Turnover Rate[d]	40%	22%	55%	95%	54%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the “Fund”), including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 7, 2019

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial
construction and engineering); Lead Independent
Director, Fifth Third Bancorp (diversified financial
services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two
portfolios) since 1998; Trustee, Clipper Funds Trust
(consisting of one portfolio) since 2014; Lead
Independent Director, Graham Holdings Company
(educational and media company); Director, The
Coca Cola Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an Executive Officer of certain companies affiliated with the Adviser.

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2018 and December 31, 2017 were $64,038 and $61,454, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2018 and December 31, 2017 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2018 and December 31, 2017 were $25,536 and $23,466, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2018 and December 31, 2017 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2018 and December 31, 2017.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 7, 2019

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 7, 2019